NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Net loss attributable to AirMedia Group Inc.'s ordinary shareholders	$ (31,477)	$ (90,097)	$ (156,476)
Weighted average ordinary shares outstanding used in computing net loss per ordinary share
Basic and diluted	125,664,777	125,653,175	125,629,779
Weighted average shares used in calculating loss per ADS
Basic and diluted	125,664,777	125,653,175	125,629,779
Net loss per ordinary share
Basic and diluted	$ (0.25)	$ (0.72)	$ (1.25)
Net loss per ADS
Basic and diluted	$ (0.25)	$ (0.72)	$ (1.25)
American Depositary Shares [Member]
Weighted average ordinary shares outstanding used in computing net loss per ordinary share
Basic and diluted	12,566,478	12,565,318	12,562,978
Weighted average shares used in calculating loss per ADS
Basic and diluted	12,566,478	12,565,318	12,562,978
Net loss per ordinary share
Basic and diluted	$ (2.50)	$ (7.17)	$ (12.46)
Net loss per ADS
Basic and diluted	$ (2.50)	$ (7.17)	$ (12.46)